Contingent liabilities, contractual commitments, and guarantees - Summary of Contingent Liabilities, Guarantees, and Commitments (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 97,375	$ 96,410
Commitments	817,868	780,266
IFRS 9 | Gross carrying amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	651,181	615,526
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	6,671	7,083
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	99,208	67,265
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	711,989	705,918
Loan and other credit-related commitments | IFRS 9
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	629,590	591,683
Loan and other credit-related commitments | IFRS 9 | Gross carrying amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	629,891	592,008
– financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	21,290	23,518
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	74,614	71,484
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 1,471	$ 1,408